Post-retirement benefits - Scheme assets and obligations (Detail) £ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Scheme assets
Cash and cash equivalents	$ 301	$ 207
Others	251	268
Scheme deficit
Total fair value of scheme assets	8,854	9,922
Total value of scheme obligations	(11,365)	(12,505)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(2,511)	(2,583)
Quoted
Scheme assets
Cash and cash equivalents	120	63
Others	1	2
Scheme deficit
Total fair value of scheme assets	3,119	3,408
Unquoted
Scheme assets
Cash and cash equivalents	181	144
Others	250	266
Scheme deficit
Total fair value of scheme assets	5,735	6,514
Scheme obligations
Scheme deficit
Total value of scheme obligations	(11,365)	(12,505)	$ (11,302)
Active membership
Scheme deficit
Total value of scheme obligations	(2,219)	(1,832)
Deferred membership
Scheme deficit
Total value of scheme obligations	(2,880)	(3,686)
Pensioners
Scheme deficit
Total value of scheme obligations	(6,266)	(6,987)
Government bonds
Scheme assets
Debt	1,924	2,180
Government bonds | Quoted
Scheme assets
Debt	1,924	2,135
Government bonds | Unquoted
Scheme assets
Debt		45
Corporate bonds
Scheme assets
Debt	870	886
Corporate bonds | Quoted
Scheme assets
Debt	870	849
Corporate bonds | Unquoted
Scheme assets
Debt		37
Derivatives
Scheme assets
Derivatives:	(41)	(223)
Derivatives | Quoted
Scheme assets
Derivatives:	3	(12)
Derivatives | Unquoted
Scheme assets
Derivatives:	(44)	(211)
Investment funds: Listed Equities
Scheme assets
Investment funds:	1,588	1,966
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	201	371
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,387	1,595
Investment funds:Global Macro Hedge
Scheme assets
Investment funds:	1,013	1,400
Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	1,013	1,400
Investment funds:Diversified growth/Multi Strategy
Scheme assets
Investment funds:	2,161	2,337
Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	2,161	2,337
Investment funds:Multi-asset credit
Scheme assets
Investment funds:	787	901
Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	787	901
Pension schemes | UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	5,989	6,749		£ 4,492	$ 5,724
Total value of scheme obligations	(7,052)	(8,032)		£ (5,265)	$ (6,710)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,063)	(1,283)
Pension schemes | UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	39	40
Scheme deficit
Total fair value of scheme assets	1,764	2,096
Pension schemes | UK defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	176	121
Scheme deficit
Total fair value of scheme assets	4,225	4,653
Pension schemes | UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,052)	(8,032)	(7,118)
Pension schemes | UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(751)	(814)
Pension schemes | UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,665)	(1,998)
Pension schemes | UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(4,636)	(5,220)
Pension schemes | UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	1,725	2,056
Pension schemes | UK defined benefit plans | Corporate bonds | Unquoted
Scheme assets
Debt		37
Pension schemes | UK defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	(189)	(237)
Pension schemes | UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	1,197	1,174
Pension schemes | UK defined benefit plans | Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	733	1,004
Pension schemes | UK defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,712	1,921
Pension schemes | UK defined benefit plans | Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	596	633
Pension schemes | Rest of Group defined benefit plans
Scheme deficit
Total fair value of scheme assets	2,865	3,173
Total value of scheme obligations	(4,313)	(4,473)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,448)	(1,300)
Pension schemes | Rest of Group defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	81	23
Others	1	2
Scheme deficit
Total fair value of scheme assets	1,355	1,312
Pension schemes | Rest of Group defined benefit plans | Unquoted
Scheme assets
Cash and cash equivalents	5	23
Others	250	266
Scheme deficit
Total fair value of scheme assets	1,510	1,861
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(4,313)	(4,473)	$ (4,184)
Pension schemes | Rest of Group defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(1,468)	(1,018)
Pension schemes | Rest of Group defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(1,215)	(1,688)
Pension schemes | Rest of Group defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(1,630)	(1,767)
Pension schemes | Rest of Group defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	199	79
Pension schemes | Rest of Group defined benefit plans | Government bonds | Unquoted
Scheme assets
Debt		45
Pension schemes | Rest of Group defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	870	849
Pension schemes | Rest of Group defined benefit plans | Derivatives | Quoted
Scheme assets
Derivatives:	3	(12)
Pension schemes | Rest of Group defined benefit plans | Derivatives | Unquoted
Scheme assets
Derivatives:	145	26
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	201	371
Pension schemes | Rest of Group defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	190	421
Pension schemes | Rest of Group defined benefit plans | Investment funds:Global Macro Hedge | Unquoted
Scheme assets
Investment funds:	280	396
Pension schemes | Rest of Group defined benefit plans | Investment funds:Diversified growth/Multi Strategy | Unquoted
Scheme assets
Investment funds:	449	416
Pension schemes | Rest of Group defined benefit plans | Investment funds:Multi-asset credit | Unquoted
Scheme assets
Investment funds:	$ 191	$ 268